Document and Entity Information	Mar. 04, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001647513
Document Type	8-K
Document Period End Date	Mar. 04, 2021
Entity Registrant Name	NOBLE MIDSTREAM PARTNERS LP
Entity Incorporation State Country Code	DE
Entity File Number	001-37640
Entity Tax Identification Number	47-3011449
Entity Address, Address Line One	1001 Noble Energy Way
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77070
City Area Code	(281)
Local Phone Number	872-3100
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Units representing limited partner interests
Trading Symbol	NBLX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false